Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 5,006	$ 4,476
Work in progress	401	442
Finished goods and consumables	11,810	7,101
Inventory net	$ 17,217	$ 12,019